Summary of Annuity Contracts with Guarantees Invested in General and Separate Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
GMDB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	$ 2,947		$ 2,884
Net separate account value	53,447		44,750
Net amount at risk	250	[1]	585	[1]
Average age	67 years	[2]	66 years	[2]
GMDB [Member] | Return of net deposits [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	916		836
Net separate account value	19,927		14,963
Net amount at risk	13	[1]	24	[1]
Average age	64 years	[2]	64 years	[2]
GMDB [Member] | Minimum return or anniversary contract value [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	2,031		2,048
Net separate account value	33,520		29,787
Net amount at risk	237	[1]	561	[1]
Average age	69 years	[2]	68 years	[2]
GMAB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	92	[3]	165	[3]
Net separate account value	2,383	[3]	3,230	[3]
Net amount at risk			12	[1],[3]
Average age	64 years	[2],[3]	64 years	[2],[3]
GLWB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	178		128
Net separate account value	28,071		22,031
Net amount at risk	74	[1]	613	[1]
Average age	64 years	[2]	65 years	[2]
GMIB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	49		49
Net separate account value	510		514
Net amount at risk			$ 1	[1]
Average age	64 years	[2]	65 years	[2]

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.
[3]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.